Hartford Funds Exchange-Traded Trust

690 Lee Road

Wayne, Pennsylvania 19087

November 30, 2022

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Hartford Funds Exchange-Traded Trust (the “Trust”) (SEC File Nos. 333-215165 and 811-23222)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of eight series of the Trust: Hartford Schroders Commodity Strategy ETF, Hartford Core Bond ETF, Hartford Schroders ESG US Equity ETF, Hartford Municipal Opportunities ETF, Hartford Short Duration ETF, Hartford Sustainable Income ETF, Hartford Schroders Tax-Aware Bond ETF, and Hartford Total Return Bond ETF, under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.

that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 40 to the Trust’s registration statement (the “Amendment”) filed on November 28, 2022; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on November 28, 2022.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A. Pellegrino
Alice A. Pellegrino
Vice President

cc: John V. O’Hanlon, Esq.